Share-based Payments - Board LTIP share awards 2021 (Details) - Board LTIP 2021 - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments
Beginning balance	24,244	26,968
Change	(1,362)	(2,724)
End balance	22,882	24,244
Elmar Schnee
Share-Based Payments
Beginning balance	10,624	10,624
Change		0
End balance	10,624	10,624
Hilde Furberg
Share-Based Payments
Beginning balance	4,086	4,086
Change		0
End balance	4,086	4,086
Lennart Hansson
Share-Based Payments
Beginning balance	1,362	4,086
Change		(2,724)
End balance	1,362	1,362
Diane Parks
Share-Based Payments
Beginning balance	4,086	4,086
Change		0
End balance	4,086	4,086
Molly Henderson
Share-Based Payments
Beginning balance	4,086	4,086
Change	(1,362)	0
End balance	2,724	4,086